UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21726

360 Funds

 (Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCK - 100.10%	Shares	Fair Value

Consumer Discretionary - 20.96%
Amazon.com, Inc. (a)	520	$1,041,560
Dollar Tree, Inc. (a)	10,500	856,275
Domino’s Pizza, Inc.	3,430	1,011,164
Home Depot, Inc.	4,478	927,618
Netflix, Inc. (a)	2,500	935,325
Service Corp. International/US	21,500	950,300
Starbucks Corp.	12,124	689,128
Yum! Brands, Inc.	8,911	810,099
		7,221,469
Consumer Staples - 2.58%
Walmart, Inc.	9,453	887,731

Energy - 5.98%
Apache Corp.	19,700	939,099
Helmerich & Payne, Inc.	16,300	1,120,951
		2,060,050
Financials - 14.43%
Capital One Financial Corp.	9,600	911,328
Columbia Banking System, Inc.	21,000	814,170
First Republic Bank/CA	8,200	787,200
Goldman Sachs Group, Inc.	3,500	784,840
New York Community Bancorp, Inc.	78,900	818,193
Wells Fargo & Co.	16,300	856,728
		4,972,459
Health Care - 18.46%
Bristol-Myers Squibb Co.	13,314	826,533
Brookdale Senior Living, Inc. (a)	61,100	600,613
Celgene Corp. (a)	6,100	545,889
Edwards Lifesciences Corp. (a)	6,000	1,044,600
Gilead Sciences, Inc.	9,900	764,379
IDEXX Laboratories, Inc. (a)	4,000	998,640
InVivo Therapeutics Holdings Corp. (a)	20,009	40,418
Patterson Cos., Inc.	21,647	529,269
Zoetis, Inc.	11,000	1,007,160
		6,357,501

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCK - 100.10% (continued)	Shares	Fair Value

Industrials - 10.54%
Arconic, Inc.	30,000	$660,300
General Electric Co.	57,500	649,175
Kansas City Southern	8,500	962,880
Stanley Black & Decker, Inc.	5,040	738,058
Stericycle, Inc. (a)	10,600	622,008
		3,632,421
Information Technology - 19.92%
Advanced Micro Devices, Inc. (a)	30,400	939,056
Alphabet, Inc. - Class C (a)	947	1,130,216
Apple, Inc.	4,070	918,762
Facebook, Inc. - Class A	3,600	592,056
Paychex, Inc.	14,500	1,067,925
PayPal Holdings, Inc. (a)	7,121	625,509
Qorvo, Inc. (a)	5,600	430,584
Symantec Corp.	26,000	553,280
Western Digital Corp.	10,350	605,889
		6,863,277
Materials - 1.90%
Nucor Corp.	10,300	653,535

Telecommunication Services - 2.08%
Verizon Communications, Inc.	13,400	715,426

Utilities - 3.25%
Vistra Energy Corp. (a)	45,000	1,119,600

TOTAL COMMON STOCK (Cost $28,526,567)		34,483,469

MONEY MARKET SECURITIES - 0.01%
Federated Government Obligations Fund - Institutional Shares, 1.89% (b)	1,762	1,762

TOTAL MONEY MARKET SECURITIES (Cost $1,762)		1,762

TOTAL INVESTMENTS (Cost $28,528,329) - 100.11%		$34,485,231
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11%)		(36,419)
NET ASSETS - 100.00%		$34,448,812

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at September 30, 2018, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCK - 78.69%	Shares	Fair Value

Consumer Staples - 28.82%
Clorox Co.	860	$129,353
Colgate Palmolive Co.	1,800	120,510
ConAgra Foods, Inc.	3,900	132,483
Cracker Barrel Old Country Store Inc	890	130,946
Ford Motor Co.	13,000	120,250
General Mills, Inc.	2,900	124,468
Keurig Dr Pepper Inc.	5,500	127,435
Procter and Gamble Co.	1,400	116,522
Wal-Mart Stores, Inc	1,300	122,083
		1,124,049
Financials - 17.02%
Bank of Nova Scotia	2,100	125,223
JPMorgan Chase & Co.	1,400	157,976
New York Community Bancorp, Inc	12,464	129,252
Umpqua Holdings Corp.	6,000	124,800
US Bancorp	2,400	126,744
		663,995
Health Care - 16.41%
AbbVie, Inc.	1,335	126,264
Bristol-Myers Squibb Co.	2,100	130,368
Cardinal Health, Inc.	2,425	130,950
Patterson Cos, Inc.	4,970	121,517
Pfizer, Inc.	2,968	130,800
		639,899
Information Technology - 9.95%
Cisco Systems, Inc.	2,700	131,355
Intel Corp.	2,844	134,493
Texas Instruments, Inc.	1,138	122,096
		387,944
Telecommunication Services - 6.49%
AT&T, Inc.	3,886	130,492
Verizon Communications, Inc.	2,300	122,797
		253,289

TOTAL COMMON STOCK (Cost $3,085,343)		3,069,175

	Principal Amount	Fair Value
CORPORATE BONDS - 5.64%
Under Armour, Inc., 3.250%, due 06/15/2026	$250,000	220,318

TOTAL CORPORATE BONDS (Cost $221,101)		220,318

FOREIGN BONDS DENOMINATED IN US DOLLARS - 1.94%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (b) (d) (f) (g)	1,289,000	75,518

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,120,977)		75,518

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

STRUCTURED NOTES - 24.10%	Principal Amount	Fair Value

Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 0.685%, 08/30/2028 (c)	$350,000	$212,188
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 0.931%, 10/31/2034 (c)	500,000	295,625
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 0.52%, 11/27/2028 (c)	600,000	432,180

TOTAL STRUCTURED NOTES (Cost $1,425,239)		939,993

TOTAL INVESTMENTS (Cost $5,852,660) - 110.37%		$4,305,004
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.37%)		(404,466)
NET ASSETS - 100.00%		$3,900,538

Percentages are stated as a percent of net assets.

(a) Variable rate security. Rate shown represents the 7-day yield at September 30, 2018 and resets daily.

(b) This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.

(c)  Variable rate security. Rate shown represents the rate in effect at September 30, 2018.

(d)  Security exempted from registration under Rule 144A of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(e)  Non-income producing security.

(f)  Security is illiquid at September 30, 2018, at which time the aggregate value of illiquid securities is $75,518 or 1.94% of net assets.

(g)  Issue is in default.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCK - 99.81%	Shares	Fair Value

Consumer Discretionary - 10.41%
General Motors Co. - Class C	4,000	$134,680
NVR, Inc. (a)	42	103,774
TJX Cos., Inc.	5,395	604,348
Twenty-First Century Fox, Inc. - Class B	1,000	45,820
Whirlpool Corp.	2,537	301,269
		1,189,890
Consumer Staples - 8.13%
Altria Group, Inc.	6,860	413,727
Kraft Heinz, Co.	3,000	165,330
Philip Morris International, Inc.	4,296	350,296
		929,352
Financials - 24.47%
Axis Capital Holdings Ltd.	3,000	173,130
Bank of America Corp.	14,344	422,574
BlackRock, Inc.	1,247	587,749
CME Group, Inc.	3,955	673,181
M&T Bank Corp.	1,300	213,902
S&P Global, Inc.	3,332	651,039
State Street Corp.	900	75,402
		2,796,977
Health Care - 16.83%
Abbott Laboratories	6,500	476,840
AbbVie, Inc.	5,900	558,022
Cardinal Health, Inc.	6,284	339,336
Johnson & Johnson	3,988	551,022
		1,925,220
Industrials - 11.15%
Copa Holdings SA - Class A - Panama	1,000	79,840
Lockheed Martin Corp.	1,598	552,844
Parker-Hannifin Corp.	1,000	183,930
Southwest Airlines Co.	7,330	457,759
		1,274,373
Information Technology - 25.80%
Alphabet, Inc. - Class C (a)	100	119,347
Apple, Inc.	3,000	677,220
CDK Global, Inc.	5,350	334,696
Microsoft Corp.	6,100	697,657
Oracle Corp.	3,869	199,486
PayPal Holdings, Inc. (a)	2,600	228,384
QUALCOMM, Inc.	5,000	360,150
Sabre Corp.	7,000	182,560
Visa, Inc. - Class A	1,000	150,090
		2,949,590

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCK - 99.81% (continued)	Shares	Fair Value

Real Estate - 2.62%
Outfront Media, Inc.	15,000	$299,250

Utilities - 0.40%
PG&E Corp.	1,000	46,010

TOTAL COMMON STOCK (Cost $9,543,317)		11,410,662

MONEY MARKET SECURITIES - 0.32%
Federated Government Obligations Fund - Institutional Shares, 1.89% (b)	35,957	35,957

TOTAL MONEY MARKET SECURITIES (Cost $35,957)		35,957

TOTAL INVESTMENTS (Cost $9,579,274) - 100.13%		$11,446,619
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.13%)		(14,623)
NET ASSETS - 100.00%		$11,431,996

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at September 30, 2018, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●   Level 1 – quoted prices in active markets for identical securities

●   Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●   Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$34,483,469	$—	$—	$34,483,469
Money Market Securities	1,762	—	—	1,762
Total	$34,485,231	$—	$—	$34,485,231

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2018, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$3,069,175	$—	$—	$3,069,175
Corporate Bonds	—	220,318	—	220,318
Foreign Bonds	—	—	75,518	75,518
Structured Notes	—	939,993	—	939,993
Money Market Securities	—	—	—	—
Total	$3,069,175	$1,155,311	$75,518	$4,305,004

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—	$—
Foreign Bonds	74,220	—	—	1,298	—	—	—	—	75,518
Secured Unsubordinated Promissory Notes	—	—	—	—	—	—	—	—	—
Total	$74,220	$—	$—	$1,298	$—	$—	$—	$—	$75,518

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2018:

Quantitative information about Level 3 fair value measurements

	Fair value at 09/30/2018	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Foreign Bonds	$75,518	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	20%-30% of outstanding debt 34%

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2018 was $1,298 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Foreign Bonds	$1,298
Total	$1,298

The Income Fund did not hold any derivative instruments during the reporting period.

There were no transfers of assets between Levels during the three month period ended September 30, 2018 for the Income Fund.

The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) –

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$11,410,662	$—	$—	$11,410,662
Money Market Securities	35,957	—	—	35,957
Total	$11,446,619	$—	$—	$11,446,619

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2018, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

 September 30, 2018 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2018, the aggregate value of such securities amounted to $75,518 and the value amounts to 1.94% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%, 01/31/2017	5/21/2012	(a)	1,289,000	$1,120,977	$75,518

(a)   Purchased on various dates beginning 05/21/2012.

Investments – As of September 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$10,606,586	$18,045	$2,608,768
Gross (Depreciation)	(4,649,684)	(1,565,700)	(745,808)
Net Appreciation (Depreciation) on Investments	$5,956,902	$(1,547,655)	$1,862,960
Tax Cost	$28,528,329	$5,702,183	$9,583,659

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	November 29, 2018